CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 116,929	$ (343,985)	$ (150,097)
Adjustments to reconcile net loss to net cash provided by operating activities:
(Gains) losses on commodity derivative contracts-net	(139,189)	44,284	11,158
Net cash paid for commodity derivative contracts not designated as hedging instruments	(18,332)	(17,585)	(15,825)
Asset retirement accretion	1,706	1,435	723
Depreciation, depletion, and amortization	269,935	250,396	125,561
Impairment in carrying value of oil and gas properties	86,471	453,310
Share-based compensation, net of amounts capitalized to oil and gas properties	8,618	5,713	2,459
Deferred income taxes	5,586	(146,529)	157,886
Amortization of deferred financing costs	7,857	5,955	1,530
Change in operating assets and liabilities:
Accounts receivable - oil and gas sales	33,322	(66,865)	(11,826)
Accounts receivable - JIB and other	(18,897)	(18,002)	(3,249)
Other current and noncurrent assets	3,191	(1,802)	(218)
Accounts payable	2,327	(4,350)	(646)
Accrued liabilities	(7,733)	75,903	27,931
Other	(247)	(290)	(368)
Net cash provided by operating activities	351,544	237,588	145,019
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in property and equipment	(556,397)	(584,220)	(430,102)
Investment in acquired property		(620,112)	(351,276)
Proceeds from the sale of oil and gas properties	152,133
Net cash used in investing activities	(404,264)	(1,204,332)	(781,378)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term borrowings	165,000	1,041,450	744,667
Repayment of revolving credit facility	(131,000)	(34,300)	(285,467)
Proceeds from issuance of mandatorily redeemable convertible preferred units			65,000
Repayment of mandatorily redeemable convertible preferred units			(65,000)
Proceeds from sale of common stock, net of initial public offering expenses of $6.4 million			213,569
Deferred financing costs	(958)	(25,457)	(24,876)
Acquisition of treasury stock	(1,928)	(664)
Net cash provided by (used in) financing activities	31,114	981,029	647,893
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(21,606)	14,285	11,534
Cash and cash equivalents, beginning of period	33,163	18,878	7,344
Cash and cash equivalents, end of period	11,557	33,163	18,878
SUPPLEMENTAL INFORMATION:
Non-cash transactions - investments in property and equipment accrued - not paid	95,000	106,500	87,812
Non-cash components of Business Acquisition Purchase Price:
Preferred stock issued for property			291,956
Non- cash components of Pine Prairie Disposition:
Cash paid for interest, net of capitalized interest of $12.4 million, $32.2 million and $11.2 million, respectively	129,511	72,085
Cash paid for taxes	209
Tax attributes contributed at IPO reorganization date by shareholding entities			33,888
Eagle Property Acquisition
Non-cash components of Business Acquisition Purchase Price:
Preferred stock issued for property			291,956
Deferred tax liability assumed		(727)	26,712
Asset retirement obligation assumed			2,662
Accrual for additional consideration		(941)	$ 1,500
Anadarko Basin Acquisition
Non-cash components of Business Acquisition Purchase Price:
Asset retirement obligation assumed		6,296
Accrual for miscellaneous liabilities assumed	(344)	$ 3,030
Pine Prairie Disposition
Non- cash components of Pine Prairie Disposition:
Asset retirement obligation disposed	(7,652)
Accrual for miscellaneous liabilities released	(2,185)
Other non currents sold	$ 371